Equity	12 Months Ended
Dec. 31, 2019
Disclosure Of Equity [Abstract]
Disclosure of Equity [text block]

Note 26     Equity

26.1 Share capital and Share premium

Issued share capital	2019	2018
Common stock (amounts in US$ ‘000)	59	60
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	59,167,584	60,483,447
Total common shares in issue	59,167,584	60,483,447

Authorized share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Details regarding the share capital of the Company are set out below:

26.1.1 Common shares

As of December 31, 2019, the outstanding common shares confer the following rights on the holder:

•	the right to one vote per share;
•	ranking pari passu, the right to any dividend declared and payable on common shares;

		Shares	Shares
		issued	closing	US$(`000)
GeoPark common shares history	Date	(millions)	(millions)	Closing
Shares outstanding at the end of 2017			60.6	61
Stock awards	Dec 2018	0.1	60.7	61
Stock awards	Dec 2018	(0.2)	60.5	60
Shares outstanding at the end of 2018			60.5	60
Stock awards	Jan 2019	1.5	62.0	62
Buyback program	Mar 2019	(0.7)	61.3	61
Buyback program	Jun 2019	(2.3)	59.0	59
Stock awards	Jul 2019	1.5	60.5	60
Buyback program	Sep 2019	(1.2)	59.3	59
Buyback program	Dec 2019	(0.1)	59.2	59
Shares outstanding at the end of 2019			59.2	59

26.1.2 Stock Award Program and Other Share Based Payments

Non-Executive Directors Fees

During 2019, the Company issued 29,220  (33,145 in 2018 and 70,485 in 2017) shares to Non-Executive Directors in accordance with contracts as compensation, generating a share premium of US$ 499,000 (US$ 449,000 in 2018 and US$ 257,000 in 2017). The amount of shares issued is determined considering the contractual compensation and the fair value of the shares for each relevant period.

Stock Award Program and Other Share Based Payments

On July 8, 2019, 1,484,847 common shares were allotted to the trustee of the Employee Beneficiary Trust (“EBT”), generating a share premium of US$ 4,311,000.

On January 2, 2019, 50% of the vested Value Creation Plan (“VCP”) awards, representing 1,488,391 common shares, was issued to key management (including 439,075 issued to Directors involved in the performance of the Company), generating a share premium of US$ 2,334,000.

On December 14, 2017, 490,000 common shares were allotted to the trustee of the Employee Beneficiary Trust (“EBT”), generating a share premium of US$ 2,513,000.

On September 13, 2017, 12,546 shares were issued pursuant to a consulting agreement for services rendered to GeoPark Limited generating a share premium of US$ 43,000.

In January 2017, 82,306 shares were issued to key management as bonus compensation, generating a share premium of US$ 332,000.

26.1.3 Buyback Program

On December 20, 2018, the Company’s Board of Directors approved a program to repurchase up to 10% of its shares outstanding or approximately 6,063,000 shares. The repurchase program begun on December 21, 2018 and expired on December 31, 2019. During 2019, the Company purchased 4,318,320 common shares (145,917 in 2018) for a total amount of US$ 71,272,000 (US$ 1,801,000 in 2018). These transactions had no impact on the Group’s results.

26.2 Cash distribution

On November 6, 2019, the Company announced that its Board of Directors declared the initiation of a quarterly cash distribution of US$ 0.0413 per share. Consequently, on December 10, 2019, US$ 2,444,000 were distributed to shareholders of record at the close of business on November 22, 2019. This distribution is deducted from Other Reserve.